Leases - RoU Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	$ 4,119	$ 4,011		$ 4,372
Lease Liabilities	$ 4,405	$ 4,339
IFRS 16 Adjustments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets			$ 4,000